Horizons NASDAQ 100 Covered Call ETF
Summary Information—Horizons NASDAQ 100 Covered Call ETF
Investment Objective

The Horizons NASDAQ 100 Covered Call ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® BuyWrite V2 Index (“BXNT Index”). These costs are not included in the expense example below.

Fund Fees and Expenses
The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Horizons NASDAQ 100 Covered Call ETF Horizons NASDAQ 100 Covered Call ETF
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%
[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Horizons NASDAQ 100 Covered Call ETF | Horizons NASDAQ 100 Covered Call ETF | USD ($)	61	192	335	750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund’s performance. For the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the BXNT Index.

The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100®Index (“NASDAQ-100 Index”), and “writes” (or sells) a succession of one-month at-the-money NASDAQ-100 Index covered call options. The BXNT Index replicates the methodology used to calculate the BXN Index, with one exception: the written NASDAQ-100 Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

A “buy-write,” also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes (or sells) call options that correspond to the stock or basket of stocks. This strategy can be used in an attempt to enhance a portfolio’s risk-adjusted returns and reduce its volatility.

The Fund will invest at least 80% of its total assets in common stocks of the companies included in the NASDAQ-100 Index (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in common stocks included in the NASDAQ-100 Index generally in proportion to their weightings in the NASDAQ-100 Index, and call options written (sold) on the NASDAQ-100 Index. Under normal market conditions, the Fund will invest more than 80% of its total assets in the Index. Each calendar month the Fund will write (sell) a succession of one-month call options on the NASDAQ-100 Index and will cover such options by holding the securities underlying the options written. Each option written will (i) have an exercise price generally at or above the prevailing market price of the NASDAQ-100 Index; (ii) be traded on a national securities exchange; (iii) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close (unless the Fund “closes out” the option through the repurchase of the option on the market close the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective, 80% Policy and the index upon which the Fund seeks to track its performance without shareholder approval upon 60 days’ prior written notice to shareholders.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the NASDAQ-100 Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. In addition, the Fund’s covered call options are expected to partially protect the Fund from a decline in the price of the NASDAQ-100 Index through means of the premiums received by the Fund. The Fund expects over time to have a tracking error relative to the performance of the Index of no more than 10% before fees and expenses. Tracking error of 0% would represent perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BXNT Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As of January 31, 2017, the BXNT Index was concentrated in the information technology, while the consumer staples and healthcare sectors represented a significant portion of the BXNT Index.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NASDAQ-100 Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NASDAQ-100 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results.

Market Risk. Overall market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints; and, if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Underlying Index.

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions under any market conditions, including declining markets.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Consumer Staples Sector Risk. To the extent that the consumer staples sector continues to represent a significant portion of the BXNT Index, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer staples sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

Healthcare Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Information Technology Sector Risk. Because the BXNT Index was concentrated in the information technology sector as of January 31, 2017, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Telecommunications Sector Risk. To the extent that the BXNT Index continues to be concentrated in the telecommunications sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the telecommunications sector. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of telecommunications products and services due to technological advancement.

U.S. Federal Income Tax Risk. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares and whether an investment in the Fund should be made in a taxable account or whether it is best suited for a tax deferred entity or tax-exempt retirement account. A significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as “qualified dividend income,” which are subject to U.S. federal income tax at rates up to 20%) or as being eligible for the dividends received deduction when received by certain corporate shareholders. The Fund expects to account for its gain or loss on its investments for federal income tax purposes on a daily mark-to-market basis. Generally, the mark to market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the Fund’s stock positions, the Fund will generally have short-term capital gain, which is generally taxed like ordinary income at ordinary income tax rates, or short-term capital loss. To the extent there is more gain or loss from the call options, such capital gain or loss will generally be 60% long-term and 40% short-term. Tax rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss.

Performance

The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at http://us.horizonsetfs.com/.

Annual Total Returns — Calendar Year

Best Quarter:	7.41%	4Q ’15
Worst Quarter:	(1.98)%	3Q ’15

Average Annual Total Returns for the Periods Ended December 31, 2016

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Horizons NASDAQ 100 Covered Call ETF	One Year		Since Inception		Inception Date
Horizons NASDAQ 100 Covered Call ETF	4.78%		6.03%		Dec. 12, 2013
Horizons NASDAQ 100 Covered Call ETF | After Taxes on Distributions	2.85%	[1]	3.86%	[1]	Dec. 12, 2013
Horizons NASDAQ 100 Covered Call ETF | After Taxes on Distributions and Sales	2.95%	[1]	3.64%	[1]	Dec. 12, 2013
CBOE NASDAQ-100® BuyWrite V2 Index	5.81%		6.49%		Dec. 12, 2013
NASDAQ-100® Index	7.27%		13.09%		Dec. 12, 2013
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.